Significant accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Technical equipment and machinery | Minimum
Property and equipment
Estimated useful lives of property and equipment	3 years
Technical equipment and machinery | Maximum
Property and equipment
Estimated useful lives of property and equipment	13 years
Factory, office and other equipment | Minimum
Property and equipment
Estimated useful lives of property and equipment	3 years
Factory, office and other equipment | Maximum
Property and equipment
Estimated useful lives of property and equipment	13 years